Borrowings (Tables)	12 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Schedule of Debt Securitization	For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the components of interest expense, annualized average interest rates and average outstanding balances for the 2023 Debt Securitization were as follows:

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Stated interest expense	$849
Amortization of debt issuance costs	11
Total interest expense	$860
Annualized average stated interest rate	7.8%
Average outstanding balance	$42,989

For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the components of interest expense, annualized average stated interest rate and average outstanding balance for the SMBC Facility were as follows:

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Stated interest expense	$581
Facility fees	41
Amortization of debt issuance costs	76
Total interest expense	$698
Annualized average stated interest rate	7.4%
Average outstanding balance	$31,041

For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the components of interest expense, cash paid for interest expense, annualized average stated interest rate and average outstanding balance for the CLO Vehicle Credit Facility were as follows:

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Stated interest expense	$8,887
Facility fees	2
Accretion of discounts on notes issued	39
Total interest expense	$8,928
Cash paid for interest expense	$8,888
Annualized average stated interest rate	8.0%
Average outstanding balance	$439,919

For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the stated interest expense, cash paid for interest expense, annualized average stated interest rate and average outstanding balance for the Adviser Revolver were as follows:

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Stated interest expense	$238
Cash paid for interest expense	238
Annualized average stated interest rate	4.5%
Average outstanding balance	$21,086

Summary of Interest Rate and Interest Differential Analysis

As of September 30, 2023, the classes, amounts, ratings and interest rates (expressed as a spread to three-month term SOFR, as applicable) of the Class A-1 Notes were as follows:

Description	Class A‑1 Notes
Type	Senior Secured Floating Rate
Amount Outstanding	$395,500
S&P Rating	“AAA”
Fitch Rating	“AAA”
Interest Rate	SOFR + 2.40%

Schedule of Maturities of Long-Term Debt

A summary of the Company’s maturity requirements for borrowings as of September 30, 2023 is as follows:

	Payments Due by Period
		Less Than			More Than
	Total	1 Year	1 – 3 Years	3 – 5 Years	5 Years
2023 Debt Securitization	$395,500	$—	$—	$—	$395,500
SMBC Credit Facility	176,770	—	—	176,770	—
Total borrowings	$572,270	$—	$—	$176,770	$395,500